HELD FOR SALE - Narratives (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Proceeds from sales of investment property	$ 2,229	$ 161	$ 365	$ 1,481